Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor

San Francisco, CA 94105

July 14, 2015

Via EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:       Wells Fargo Funds Trust (the “Trust”)

No. 333-74295/811-09253

Dear Sir or Madam:

Pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data relating to the Government Money Market Fund – Select Class. The interactive data relates to summary information that mirrors the Fund’s summary information in its prospectuses (SEC Accession No. 0001081400-15-000446). The 497(c) is being filed for the sole purpose of submitting the XBRL exhibit for the Funds.

If you have any questions, please contact me.

Very truly yours,

 /s/ Maureen Towle

Maureen Towle

Senior Counsel